Operating Lease Right-Of-Use (Rou) Assets and Operating Lease Liabilities (Details) - Schedule of operating lease liabilities related to the ROU assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of operating lease liabilities related to the ROU assets [Abstract]
Lease liabilities related to office leases right of use assets	$ 22,216	$ 69,852
Less: current portion of lease liabilities	(22,216)
Lease liabilities – long-term		$ 22,216